Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000223917 | FR_91282CMR9
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000223917 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223917 | FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223917 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223917 | FR_91282CPY1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223917 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223917 | FR_91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223917 | FR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223917 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223917 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | U.S. Government SecuritiesFR_91282CMR9
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000223917 | Corporate Bonds & NotesFR_054989AB4
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000223917 | Agency Mortgage-Backed SecuritiesFR_31418FUX3
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000223917 | Asset-Backed SecuritiesFR_08179DAL3
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000223917 | Non-Agency Mortgage-Backed SecuritiesFR_82510YAA4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000169892 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169892 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169892 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169892 | FR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169892 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169892 | FR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169892 | FR_01F042483
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169892 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169892 | FR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169892 | FR_91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169892 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C000169892 | Corporate Bonds & NotesFR_89788MAS1
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000169892 | Agency Mortgage-Backed SecuritiesFR_31418EB90
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000169892 | U.S. Government SecuritiesFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000169892 | Asset-Backed SecuritiesFR_80286YAE2
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169892 | Non-Agency Mortgage-Backed SecuritiesFR_05593RAC6
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169892 | Foreign GovernmentFR_ACI2KCK18
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169892 | Senior Secured LoansFR_05400KAJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169892 | U.S. Treasury BillsFR_912797UE5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000169895 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169895 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169895 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169895 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169895 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169895 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169895 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169895 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169895 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169895 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169895 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169895 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000169895 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000169895 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169895 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169895 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000169895 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169895 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169895 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169895 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169895 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200218 | FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200218 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200218 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200218 | FR_494290901
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200218 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200218 | FR_714456902
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200218 | FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200218 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200218 | FR_B1YCHL900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200218 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200218 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200218 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000200218 | France
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000200218 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200218 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200218 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169897 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169897 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169897 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169897 | FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169897 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169897 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169897 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169897 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169897 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169897 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169897 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169897 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000169897 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000169897 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169897 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169897 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000169897 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000169897 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169897 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169897 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169897 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169897 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219765 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219765 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219765 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219765 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219765 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219765 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219765 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219765 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219765 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219765 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219765 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000219765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000219765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000219765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219766 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219766 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219766 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219766 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219766 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219766 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219766 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219766 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219766 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219766 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219766 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000219766 | AssetU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000219766 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219766 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219766 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219766 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219766 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219766 | AssetMunicipals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219766 | AssetTBA Sale Commitments
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000223918 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223918 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000223918 | FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | FR_446150104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | FR_904767803
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223918 | FR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223918 | FR_36467J108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223918 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223918 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223918 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223918 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000223918 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000223918 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223918 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223918 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000223918 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223918 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000223918 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223918 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000223918 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223918 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219767 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219767 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219767 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219767 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219767 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219767 | FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000219767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000219767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000219767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219767 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219767 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219768 | FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219768 | FR_44951W106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219768 | FR_69047Q102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219768 | FR_706915105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219768 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219768 | FR_054540208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219768 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219768 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219768 | FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219768 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219768 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000219768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000219768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000219768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219769 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219769 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219769 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219769 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219769 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219769 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219769 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219769 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219769 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219769 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219769 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000219769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169894 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169894 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169894 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169894 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169894 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169894 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169894 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169894 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169894 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169894 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169894 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169894 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000169894 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169894 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169894 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169894 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169894 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000169894 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169894 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169894 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169894 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169894 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169891 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169891 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169891 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169891 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169891 | FR_615816907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169891 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169891 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169891 | FR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169891 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169891 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169891 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169891 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169891 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000169891 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169891 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000169891 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000169891 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169891 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169891 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169891 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169891 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000169891 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000169891 | Norway
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000169891 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169900 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169900 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169900 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169900 | FR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169900 | FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169900 | FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169900 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169900 | FR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169900 | FR_588950907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169900 | FR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169900 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169900 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169900 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000169900 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000169900 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169900 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169900 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000169900 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169900 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169900 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169900 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169900 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169900 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169900 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000169900 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000169893 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169893 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169893 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169893 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169893 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169893 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169893 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169893 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169893 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169893 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169893 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169893 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000169893 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169893 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000169893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169893 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169893 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169893 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169893 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169896 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169896 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169896 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169896 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169896 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169896 | FR_24703L202
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169896 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169896 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169896 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169896 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169896 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169896 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000169896 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000169896 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169896 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169896 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169896 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000169896 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000169896 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169896 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169896 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169890 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169890 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169890 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169890 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169890 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169890 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169890 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169890 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169890 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169890 | FR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169890 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000169890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000169890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169890 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000169899 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169899 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169899 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169899 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169899 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169899 | FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169899 | FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169899 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169899 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169899 | FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169899 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169899 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000169899 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169899 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169899 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169899 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169899 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000169899 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169899 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169899 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169898 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169898 | FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169898 | FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169898 | FR_445658107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169898 | FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169898 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169898 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169898 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169898 | FR_03852U106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169898 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000169898 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169898 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169898 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169898 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000169898 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000169898 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169898 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169898 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169898 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169898 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200219 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200219 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200219 | FR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200219 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200219 | FR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200219 | FR_01F060683
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200219 | FR_47103U738
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200219 | FR_21H032670
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200219 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200219 | FR_20754TAH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200219 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(24.40%)
C000200219 | Corporate Bonds & NotesFR_48128BAR2
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000200219 | Non-Agency Mortgage-Backed SecuritiesFR_05556WAJ5
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000200219 | Agency Mortgage-Backed SecuritiesFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000200219 | Asset-Backed SecuritiesFR_76091HAD4
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000200219 | Senior Secured LoansFR_BA000WGZ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000200219 | Exchange-Traded FundsFR_47103U738
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200219 | Common StocksFR_335934956
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200219 | Preferred StocksFR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223919 | FR_912828YS3
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223919 | FR_3137FBBX3
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223919 | FR_3140XMRD0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223919 | FR_3132CXRW4
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223919 | FR_3140W1DQ3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223919 | FR_65341KCG9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223919 | FR_14161GCM0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223919 | FR_361886EH3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223919 | FR_92348KEB5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223919 | FR_42806MCT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223919 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223919 | Corporate Bonds & NotesFR_571676AT2
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000223919 | Asset-Backed SecuritiesFR_361886EH3
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000223919 | Agency Mortgage-Backed SecuritiesFR_3137FBBX3
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000223919 | U.S. Government SecuritiesFR_912828YS3
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000223919 | Non-Agency Mortgage-Backed SecuritiesFR_10638GAA1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200216 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200216 | FR_90385V107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200216 | FR_88076W103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200216 | FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | FR_69366J200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200216 | FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200216 | FR_293712105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200216 | FR_950810101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200216 | FR_74982T103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200216 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000200216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000200216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000200216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000200216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200220 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200220 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200220 | FR_14314FBE7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200220 | FR_67112RBJ2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200220 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200220 | FR_87190KAQ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200220 | FR_12663JAD3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200220 | FR_758750AP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200220 | FR_79588TAF7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200220 | FR_61692CBM9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200220 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200220 | U.S. Government SecuritiesFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000200220 | Corporate Bonds & NotesFR_21871XAS8
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000200220 | Asset-Backed SecuritiesFR_233046AQ4
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000200220 | Non-Agency Mortgage-Backed SecuritiesFR_055985AJ4
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200220 | Foreign GovernmentFR_ACI2NBFM7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200220 | MunicipalsFR_13057EKC7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200221 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200221 | FR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200221 | FR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200221 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200221 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200221 | FR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200221 | FR_91282CHX2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200221 | FR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200221 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200221 | FR_91282CGZ8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200221 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000200221 | U.S. Government SecuritiesFR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000200221 | Corporate Bonds & NotesFR_212015AS0
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000200221 | Asset-Backed SecuritiesFR_82809MAA0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200221 | Agency Mortgage-Backed SecuritiesFR_01F042475
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200221 | Non-Agency Mortgage-Backed SecuritiesFR_05594WAC4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200221 | Foreign GovernmentFR_147918AF3
Holdings [Line Items]
Percent of Net Asset Value	0.50%